INCOME TAXES - General Matters (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 28, 2014	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Tax loss carryforwards of various foreign jurisdictions		$ 732.0
State tax loss carryforwards		27.7
Tax Credit Carryforward [Line Items]
Increase (decrease) in valuation allowance		(40.6)	$ 6.0
Valuation allowance increase recognized as increase in tax expense	$ 17.0	5.2	$ 22.3
2016 expiration
Tax Credit Carryforward [Line Items]
Tax loss carryforwards that expire		4.3
Expiration between 2017 and 2034
Tax Credit Carryforward [Line Items]
Tax loss carryforwards that expire		$ 55.1